Shareholders’ Equity (Details) - Schedule of non-controlling interest - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ 3,122,250	$ 111,150
GMB(Beijing) [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	5,365	75,853
GMB Culture [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	25,613	146,872
GMB Linking [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total		2,673
Jiagui Haifeng [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(13)
Shidong Trading [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(35)
GMB Consulting [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	14,477	20,677
GMB Technology [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(185,377)	(134,925)
Sunrise Guizhou [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ 3,262,220